Statements of Operations (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 164,593
Operating expenses:
General and administrative	25,182	684
Professional fees	268,809	42,976
Professional fee - related party	15,700
Total operating expenses	309,691	43,660
Other income (expense):
Interest income - related party	6,542
Interest expense	(2,963)	(501)
Interest expense - related party	(2,056)	(283)
Total other expense	1,523	(784)
Net loss	$ (143,575)	$ (44,444)
Weighted average number of common shares outstanding - basic	80,180,488	79,732,571
Net loss per share - basic	$ 0.00	$ 0.00